NOTE 9 DERIVATIVE LIABILITIES (Detail) (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument, Unamortized Discount (in Dollars)	$ 0	$ 20,568	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)	19,550,000	15,250,000	19,550,000	13,000,000	0
Debt Instrument, Convertible, Beneficial Conversion Feature	321,002	70,568	177,974
Debt Instrument, Face Amount	25,000		25,000
Derivative Liabilities, Current	496,827	0	496,827
Stock issued during period, exercise of warrants (in Shares)		500,000
Tainted Instrument [Member]
Convertible Debt	375,000		375,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)	20,050,000		20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature	83,358
All Convertible Debt [Member]
Derivative Liabilities, Current	291,208		291,208
Derivative Liability for Warrants [Member]
Derivative Liabilities, Current	205,689		205,689
Convertible Note on July 11, 2012 ($100,000) [Member]
Proceeds from Notes Payable	100,000
Notes Payable	110,000		110,000
Debt Instrument, Convertible, Terms of Conversion Feature	lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount (in Dollars)	98,366		98,366
Convertible Notes Issued, Remainder 2012 [Member]
Debt Instrument, Unamortized Discount (in Dollars)	48,272		48,272
Debt Instrument, Face Amount	$ 273,000		$ 273,000